FVM - Valuation adjustments reserves on the balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Valuation Adjustment Reserves On The Balance Sheet [Line Items]
Own credit adjustments on financial liabilities designated at fair value	$ 142	$ 624	$ 556
of which: debt issued designated at fair value	46	495	453
of which: other financial liabilities designated at fair value	96	129	103
Credit valuation adjustments	(151)	(33)	(33)
Funding / Debit valuation adjustments	(172)	(101)	(46)
Other valuation adjustments	(2,911)	(801)	(839)
of which: liquidity	(1,905)	(299)	(311)
of which: model uncertainty	(1,005)	$ (502)	$ (529)
Credit Suisse
Valuation Adjustment Reserves On The Balance Sheet [Line Items]
Own credit adjustments on financial liabilities designated at fair value	(221)
Credit valuation adjustments	117
Funding / Debit valuation adjustments	73
of which: liquidity	1,630
of which: model uncertainty	$ 555